Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Taxes [Abstract]
Schedule of effective income tax rate reconciliation
	For the years ended June 30,
	2017	2016
	%	%

U.S. statutory tax rate	34.0	34.0
U.S. permanent difference	3.9	(11.0)
Change in valuation allowance	(39.9)	(105.9)
Rate differential in foreign jurisdiction	(13.1)	25.0
Other	-	3.3
	(15.1)	(54.6)

Schedule of income tax benefit (expense)
	For the three months ended December 31,		For the six months ended December 31,
	2017	2016	2017	2016

Current
USA	$-	$-	$(60,162)	$-
Hong Kong	(5,113)	(27,576)	(9,422)	(34,101)
China	(118,867)	(45,815)	(250,925)	(110,911)
One-time transition tax on accumulated foreign earnings	(478,499)	-	(478,499)	-
	(602,479)	(73,391)	(799,008)	(145,012)
Deferred

USA	1,173,600	-	1,073,700	-
Total income tax benefit (expense)	$571,121	$(73,391)	$274,692	$(145,012)

	For the years ended June 30,
	2017	2016

Current
USA	$-	$-
Hong Kong	(70,958)	23,287
China	(206,358)	(555,280)
	(277,316)	(531,993)

Deferred
USA	749,400	(280,600)
	749,400	(280,600)

Total income tax benefit (expense)	$472,084	$(812,593)

Schedule of deferred tax assets
	December 31,	June 30,
	2017	2017

Allowance for doubtful accounts	$333,000	$106,000
Stock-based compensation	687,000	790,000
Net operating loss	1,316,000	1,464,000
Total deferred tax assets	2,336,000	2,360,000
Valuation allowance	(512,900)	(1,610,600)
Deferred tax assets, net - long-term	$1,823,100	$749,400

	For the years ended June 30,
	2017	2016

Allowance for doubtful accounts	$106,000	$112,000
Stock-based compensation	790,000	735,000
Net operating loss	1,464,000	3,752,000
Total deferred tax assets	2,360,000	4,599,000
Valuation allowance	(1,610,600)	(4,599,000)
Deferred tax assets, net - long-term	$749,400	$-

Schedule of income taxes payable
	December 31,	June 30,
	2017	2017

VAT tax payable	$552,144	$520,436
Corporate income tax payable	2,079,776	1,290,832
Others	67,036	74,948
Total	2,698,956	1,886,216
Less: current portion	2,258,737	1,886,216
Income tax payable - noncurrent portion	$440,219	$-

	June 30,	June 30,
	2017	2016

VAT tax payable	$520,436	$475,066
Corporate income tax payable	1,290,832	1,100,380
Others	74,948	61,751
Total	$1,886,216	$1,637,197